Deferred Financing Costs - Schedule of Deferred Financing Cost (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs [Abstract]
Opening balance	$ 3,273	$ 4,659
Reclassification from prepaid expenses	4,800
Expenditure in the period	10,979
Amortization included within interest expense	(5,732)	(1,386)	(1,250)
Closing balance	$ 13,320	$ 3,273	$ 4,659